Submission	Mar. 19, 2025
Submission [Line Items]
Central Index Key	0001108134
Registrant Name	BERKSHIRE HILLS BANCORP INC
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES